Provisions for tax, labor and civil risks (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Opening balance	R$ 42,207	R$ 39,750
Changes in other provisions [abstract]
Additions	3,473	5,731
Reversals	(22,293)	(1,689)
Payments	(21,590)	(1,585)
Closing balance	R$ 1,797	R$ 42,207